Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 93,414	$ 99,456	$ 107,142
Interest on investment securities:
Taxable	17,729	20,594	23,200
Tax-exempt	1,697	1,837	1,683
Interest on deposits in depository institutions	0	0	11
Interest on federal funds sold	48	29
Total Interest Income	112,888	121,916	132,036
Interest Expense
Interest on deposits	19,794	26,608	35,230
Interest on short-term borrowings	325	362	529
Interest on long-term debt	639	658	844
Total Interest Expense	20,758	27,628	36,603
Net Interest Income	92,130	94,288	95,433
Provision for loan losses	4,600	7,093	6,994
Net Interest Income After Provision for Loan Losses	87,530	87,195	88,439
Noninterest Income
Total investment securities impairment losses	(2,767)	(9,400)	(11,100)
Noncredit impairment losses recognized in other comprehensive income	1,494	3,336	5,762
Net investment securities impairment losses	(1,273)	(6,064)	(5,338)
Gain (loss) on sale of investment securities	3,756	1,397	(826)
Net investment securities gains (losses)	2,483	(4,667)	(6,164)
Service charges	38,109	40,002	45,013
Insurance commissions	5,946	5,490	5,576
Trust and investment management fee income	3,106	2,767	2,343
Bank-owned life insurance	3,183	3,396	3,271
Other income	2,033	1,951	1,944
Total Noninterest Income	54,860	48,939	51,983
Noninterest Expense
Salaries and employee benefits	40,717	38,241	37,526
Occupancy and equipment	8,013	7,697	7,689
Depreciation	4,508	4,675	4,746
FDIC insurance expense	2,576	3,733	2,227
Advertising	2,007	3,692	3,503
Bankcard expenses	2,258	1,953	2,599
Postage, delivery, and statement mailings	2,099	2,371	2,600
Office supplies	1,911	1,931	2,005
Legal and professional fees	4,913	1,677	1,505
Telecommunications	1,605	1,732	1,865
Repossessed asset losses, net of expenses	272	1,453	672
Other expenses	10,262	9,566	10,307
Total Noninterest Expense	81,141	78,721	77,244
Income Before Income Taxes	61,249	57,413	63,178
Income tax expense	20,571	18,453	20,533
Net Income Available to Common Shareholders	$ 40,678	$ 38,960	$ 42,645
Average common shares outstanding	15,055	15,589	15,877
Effect of dilutive securities:
Employee stock options	75	62	55
Shares for diluted earnings per share	15,130	15,651	15,932
Basic earnings per common share	$ 2.68	$ 2.48	$ 2.69
Diluted earnings per common share	$ 2.67	$ 2.47	$ 2.68
Dividends declared per common share	$ 1.37	$ 1.36	$ 1.36